Allowance for Loan Losses (Details 10)	12 Months Ended
	Dec. 31, 2015 USD ($) loan	Dec. 31, 2014 USD ($) loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modifications, Subsequent Default, Number of Contracts | loan	0	0
Financing Receivable, Modifications, Subsequent Default, Recorded Investment	$ 0	$ 0
Purchased Loans Allowance Increase	0	0
Outstanding balance and carrying amount of purchased loans
Outstanding balance	106,000	760,000
Carrying amount, net of allowance of $0	106,000	731,000
Purchased Loans Allowance Reversal	0	0
Commercial And Other [Member]
Outstanding balance and carrying amount of purchased loans
Outstanding balance	0	27,000
Commercial: Real Estate [Member]
Outstanding balance and carrying amount of purchased loans
Outstanding balance	0	621,000
Mortgage [Member]
Outstanding balance and carrying amount of purchased loans
Outstanding balance	$ 106,000	$ 112,000